Financial Income and Expenses - Schedule of Financial Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Foreign currency gain	€ 5,784	€ 1,511	€ 109
Fair value change of derivative (ineffectiveness)	0	428	0
Interest income	1,714	3,294	1,432
Financial income	7,498	5,233	1,541
Interest linked to debt liabilities	21,209	2,368	2,851
Guarantee charges	994	581	0
Fair value change of derivative (ineffectiveness)	1,577	0	765
Lease liabilities	746	428	25
Foreign currency loss	10,877	3,322	389
Bank fees	1,974	501	456
Financial expenses	€ 37,377	€ 7,200	€ 4,486